Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
OPERATING ACTIVITIES:
Net income	$ 42,150	$ 25,859
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Non-cash adjustments	40,773	26,003
Increase in operating assets	(7,921)	(20,602)
Increase /(decrease) in operating liabilities	17,996	(17,016)
Payments for drydock and special survey costs	(6,905)	(15,609)
Net cash provided by/(used in) operating activities	86,093	(1,365)
INVESTING ACTIVITIES:
Acquisition of/additions to vessels	(1,576)	(24,152)
Deposits for vessels, port terminals and other fixed assets acquisitions	(2,054)	(19,304)
Proceeds from sale of assets	0	137,016
Purchase of property, equipment and other fixed assets	(2,657)	(2,729)
Dividends received from affiliate companies	0	243
Net cash (used in)/provided by investing activities	(6,287)	91,074
FINANCING ACTIVITIES:
Repayment of long-term debt and payment of principal	(57,415)	(115,270)
Repayment of loans payable to affiliate companies	(112,632)	0
Repayment/repurchase of senior notes	(520,466)	(12,454)
Proceeds from long-term loans	266,725	0
Proceeds from loans payable to affiliate companies	262,632	0
Debt issuance costs	(1,425)	0
Repayment of finance lease liability	(130)	0
Net cash used in financing activities	(162,711)	(127,724)
Decrease in cash and cash equivalents and restricted cash	(82,905)	(38,015)
Cash and cash equivalents and restricted cash, beginning of period	137,851	111,184
Cash and cash equivalents and restricted cash, end of period	54,946	73,169
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	62,901	72,105
Cash paid for income taxes	61	260
Non-cash investing and financing activities
Lease modification	19,417	0
Additions to vessels	(389)	0
Sale of vessels	0	5,766
Proceeds from the Navios Logistics’ Seller’s Credit Agreement for the construction of six liquid barges	0	2,246
Proceeds from the Navios Logistics’ Seller’s Credit Agreement for the acquisition of Navios Logistics’ 2020 Fleet	0	15,000
Transfers from deposits for vessels, port terminals and other fixed assets	0	57,107
Other long-term assets unpaid	$ (835)	$ (356)